INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE OF INCOME TAXES

The items accounting for the difference between income taxes at the effective Federal statutory rate of 21%, and the Company’s effective tax rate for the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Income tax benefit at U.S. statutory rate	$(1,559,977)	$(1,326,077)
Income tax benefit – State	(521,868)	(315,732)
Other permanent items	3,822	-
Tax return true-up	(727,235)	-
Non-deductible expenses	-	983,499
Change in valuation allowance	2,805,258	658,360
Total provision for income tax	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The following is a summary of the components of deferred tax assets and liabilities as of December 31, 2024 and 2023:

Deferred Tax Asset:	December 31, 2024	December 31, 2023
Net operating loss carryforward	$1,651,702	$738,650
Depreciation	506	-
Amortization	54,689	-
Stock based compensation	1,700,823	-
Capitalized research and development	86,906	-
ROU liabilities	25,017	-
Accrued expenses	38,108	-
Other	11,912	-
Total deferred tax assets	3,569,663	738,650
Deferred tax liabilities:
ROU assets	(25,756)	-
Total deferred tax liabilities	(25,756)	-
Less: Valuation allowance	(3,543,907)	(738,650)

Net deferred tax asset	$-	$-